KEY MANAGEMENT COMPENSATION - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Key Management Compensation [Line Items]
Key management personnel compensation	$ 12,824	$ 10,592
Independent members of the Board of Directors[Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	818	837
Share-based payments	552	713
Other members of key management [Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	7,148	4,983
Share-based payments	$ 4,306	$ 4,059